Debt - Summary of Estimated Future Contract Payments (Detail) - Floating Production Storage And Offloading [member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Estimated Future Contract Payments [line items]
2020	$ 29,478
2021	25,267
2022	16,844
Total	71,589
Less accrued interest	3,424
Estimated future payments	$ 68,165